RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the "tender offer provision").

On April 12, 2021, the SEC released a Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (the "SEC Staff Statement"). Specifically, the SEC Staff Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement governing our warrants. Following the SEC Staff Statement, the Company's management further evaluated the warrants under Accounting Standards Codification ("ASC") Subtopic 815-40, Contracts in Entity's Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer's common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer's common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management's evaluation, the Company's audit committee, in consultation with management and after discussion with the Company's independent registered public accounting firm, concluded that the Company's Private Placement Warrants are not indexed to the Company's common shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management's evaluation, the Company's audit committee, in consultation with management and after discussion with the Company's independent registered public accounting firm, concluded the tender offer provision included in the warrant agreement fails the "classified in shareholders' equity" criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company's operating results for the current period.

The Company's accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company's previously reported operating expenses, cash flows or cash.

		Period
Balance Sheet as of September 17, 2019	As Reported	Adjustment	As Adjusted
Warrant Liability	$—	$18,300,000	$18,300,000
Class A common stock subject to possible redemption	261,909,820	(18,300,000)	243,609,820
Class A common stock	131	183	314
Additional paid-in capital	$5,000,481	$636,486	$5,636,967
Accumulated deficit	$(1,297)	$(636,669)	$(637,966)
Total Stockholders’ Equity	$5,000,003	$0	$5,000,003

Number of shares subject to possible redemption	26,190,982	(1,830,000)	24,360,982

Balance Sheet as of September 30, 2019
Warrant Liability	$—	$17,966,667	$17,966,667
Class A common stock subject to possible redemption	262,009,255	(17,966,667)	244,042,588
Class A common stock	131	180	311
Additional paid-in capital	$4,901,046	$303,156	$5,204,202
Retained earnings (Accumulated deficit)	98,139	(303,336)	(205,197)
Total Stockholders’ Equity	$5,000,004	$—	$5,000,004

Number of shares subject to possible redemption	26,187,385	(1,795,738)	24,391,647

Balance Sheet as of December 31, 2019
Warrant Liability	$—	$16,116,667	$16,116,667
Class A common stock subject to possible redemption	262,695,890	(16,116,667)	246,579,223
Class A common stock	132	161	293
Additional paid-in capital	$4,214,410	$(1,546,825)	$2,667,585
Retained earnings	$784,778	$1,546,664	$2,331,442
Total Stockholders’ Equity	$5,000,008	$—	$5,000,008

Number of shares subject to possible redemption	26,180,927	(1,606,227)	24,574,700

Statement of Operations for the period from May 24, 2019 (Inception)through September 30, 2019
Transaction costs allocable to warrant liabilities	—	(636,669)	(636,669)
Change in fair value of warrant liabilities	—	333,333	333,333
Net income (loss)	$98,139	$(303,336)	$(205,197)
Basic and diluted weighted average shares outstanding, common stock	6,444,901	—	6,444,901
Basic and diluted net loss per common share, common stock	$0.01	$(0.05)	$(0.05)

Statement of Operations for the year ended December 31, 2019
Transaction costs allocable to warrant liabilities	—	(636,669)	(636,669)
Change in fair value of warrant liabilities	—	2,218,333	2,218,333
Net income	$784,778	$1,546,664	$2,331,442
Basic and diluted weighted average shares outstanding, common stock	7,170,375	855,194	8,025,569
Basic and diluted net income (loss) per common share, common stock	$(0.01)	$0.20	$0.19
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemptio	26,187,830	(1,799,980)	24,387,850

SUMMARY FINANCIAL STATEMENT IMPACT

 (Preliminary, unaudited)

		Period
Balance Sheet as of March 31, 2020	As Reported	Adjustment	As Restated
Warrant Liability	$—	$10,991,667	$10,991,667
Class A common stock subject to possible redemption	263,267,961	(10,991,667)	252,276,294
Class A common stock	134	110	244
Additional paid-in capital	$3,642,337	$(6,671,774)	$(3,029,437)
Retained earnings	$1,356,849	$6,671,664	$8,028,513
Total Stockholders’ Equity	$5,000,008	$—	$5,000,008

Number of shares subject to possible redemption	26,163,140	(1,092,334)	25,070,806

Balance Sheet as of June 30, 2020
Warrant Liability	$—	$13,500,000	$13,500,000
Class A common stock subject to possible redemption	263,261,986	(13,500,000)	249,761,986
Class A common stock	134	135	269
Additional paid-in capital	$3,648,312	$(4,163,466)	$(515,154)
Retained earnings	$1,350,867	$4,163,331	$5,514,198
Total Stockholders’ Equity	$5,000,001	$—	$5,000,001

Number of shares subject to possible redemption	26,156,915	(1,341,319)	24,815,596

Balance Sheet as of September 30, 2020
Warrant Liability	$—	$18,525,000	$18,525,000
Class A common stock subject to possible redemption	263,161,825	(18,525,000)	244,636,825
Class A common stock	136	185	321
Additional paid-in capital	$3,748,471	$861,484	$4,609,955
Retained earnings	$1,250,712	$(861,669)	$389,043
Total Stockholders’ Equity	$5,000,007	$—	$5,000,007

Number of shares subject to possible redemption	26,141,235	(1,840,185)	24,301,050

Balance Sheet as of December 31, 2020
Warrant Liability	$—	$36,766,667	$36,766,667
Class A common stock subject to possible redemption	262,823,607	(36,766,668)	226,056,939
Class A common stock	136	366	502
Additional paid-in capital	$4,086,689	$19,102,971	$23,189,660
Retained earnings (Accumulated deficit)	$912,496	$(19,103,336)	$(18,190,840)
Total Stockholders’ Equity	$5,000,009	$1	$5,000,010

Number of shares subject to possible redemption	26,136,620	(3,656,279)	22,480,341

Statement of Operations for the period ended March 31, 2020
Change in fair value of warrant liabilities	—	5,125,000	5,125,000
Net income	$572,071	$5,125,000	$5,697,071
Basic and diluted weighted average shares outstanding, common stock	8,194,073	—	8,194,073
Basic and diluted net income per common share, common stock	$—	$0.63	$0.63

Statement of Operations for the period ended June 30, 2020
Change in fair value of warrant liabilities	—	2,616,667	2,616,667
Net income	$566,089	$2,616,667	$3,182,756
Basic and diluted weighted average shares outstanding, common stock	8,202,967	—	8,202,967
Basic and diluted net income (loss) per common share, common stock	$(0.02)	$0.32	$0.30

Statement of Operations for the period ended September 30, 2020
Change in fair value of warrant liabilities	—	(2,408,333)	(2,408,333)
Net income (loss)	$465,934	$(2,408,333)	$(1,942,399)
Basic and diluted weighted average shares outstanding, common stock	8,208,043	—	8,208,043
Basic and diluted net loss per common share, common stock	$(0.03)	$(0.29)	$(0.32)

Statement of Operations for the year ended December 31, 2020
Change in fair value of warrant liabilities	—	(20,650,000)	(20,650,000)
Net income (loss)	$127,718	$(20,650,000)	$(20,522,282)
Basic and diluted weighted average shares outstanding, common stock	8,214,508	1,470,676	9,685,184
Basic and diluted net loss per common share, common stock	$(0.05)	$(2.12)	$(2.17)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	26,160,492	(1,470,676)	24,689,816